Audit Information	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Auditor Information [Abstract]
Auditor Name	PricewaterhouseCoopers LLP	KPMG LLP
Auditor Location	Boston, Massachusetts	London, United Kingdom
Auditor Firm ID	238	1118